CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
NET INCOME FOR THE YEAR	R$ 7,119	R$ 5,767	R$ 4,094
Items that will not be reclassified to profit or loss in subsequent periods
Post retirement liabilities – remeasurement of obligations of the defined benefit plans	1,159	351	697
Income tax and social contribution tax on remeasurement of defined benefit plans	(394)	(119)	(237)
Other	(1)		1
Total other comprehensive income	764	232	461
COMPREHENSIVE INCOME FOR THE YEAR	7,883	5,999	4,555
Total of comprehensive income for the year attributed to:
Equity holders of the parent	7,881	5,996	4,553
Non-controlling interests	R$ 2	R$ 3	R$ 2